Income Taxes - Combined effects of income tax expense exemption and other preferential tax benefits (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Income Taxes
Preferential tax rate effect	$ 1,051	¥ 6,836	¥ 9,878	¥ 10,073
Basic net income per share effect | (per share)	$ 0.002	¥ 0.01	¥ 0.02	¥ 0.02